united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Brian Curley

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2620

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

HCM Tactical Growth Fund

Class A Shares: HCMGX

Class I Shares: HCMIX

Class R Shares: HCMSX

Investor Class Shares: HCMDX

HCM Dividend Sector Plus Fund

Class A Shares: HCMNX

Class I Shares: HCMQX

Class R Shares: HCMZX

Class A1 Shares: HCMWX

Investor Class Shares: HCMPX

HCM Income Plus Fund

Class A Shares: HCMEX

Investor Class Shares: HCMKX

Semi-Annual Report

December 31, 2016

1-855-969-8464

www.howardcmfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmarks:

	Six Months	One Year	Annualized Inception** - December 31, 2016
HCM Tactical Growth Fund – Class A	16.23%	10.54%	1.37%
HCM Tactical Growth Fund – Class A with load	9.59%	4.20%	(1.08)%
HCM Tactical Growth Fund – Class I	16.21%	10.53%	1.35%
HCM Tactical Growth Fund – Class R	16.21%	10.53%	1.35%
HCM Tactical Growth Fund – Investor Class	15.77%	9.71%	0.86%
S&P 500 Total Return Index	7.82%	11.96%	7.71%
HFRX Equity Hedge Index***	4.18%	0.10%	(2.25)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The returns would have been lower had the Advisor not waived its fees. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.75% for Class A shares and 3.50% for Investor Class per the November 1, 2016 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursement, are 2.66% for Class I shares and 2.76% for Class R shares per the July 8, 2014 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is July 30, 2014.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

***	The HFRX Equity Hedge Index is an unmanaged index designed to measure daily performance representative of long-short equity hedge funds. Indices are adjusted for the reinvestment of capital gains and income dividends. Investors cannot invest directly in an index.

HCM Tactical Growth Fund
PORTFOLIO REVIEW (Unaudited)(Continued)
December 31, 2016

The Fund’s top holdings by industry sector and investment type as of December 31, 2016 are as follows:

Industry Sector/lnvestment Type	% of Net Assets
Exchange Traded Funds
Equity Funds	66.9%

Common Stocks
Consumer, Cyclical	6.8%
Consumer, Non-cyclical	5.6%
Energy	4.1%
Financial	3.4%
Basic Materials	3.3%
Utilities	3.2%
Communications	3.1%
Technology	2.6%
Short Term Investment	1.1%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

HCM Dividend Sector Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmark:

			Annualized
			Inception** -
	Six Months	One Year	December 31, 2016
HCM Dividend Sector Plus Fund – Class A	18.72%	32.04%	16.93%
HCM Dividend Sector Plus Fund – Class A with load	11.88%	24.48%	13.16%
HCM Dividend Sector Plus Fund – Class I	18.72%	32.04%	16.93%
HCM Dividend Sector Plus Fund – Class R	18.72%	32.04%	16.93%
HCM Dividend Sector Plus Fund – Class A1	18.82%	32.15%	16.98%
HCM Dividend Sector Plus Fund – Class A1 with load	11.97%	24.58%	13.21%
HCM Dividend Sector Plus Fund – Investor Class	18.30%	30.98%	16.20%
S&P 500 Total Return Index	7.82%	11.96%	7.55%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.25% for Class A shares, 2.40% for Class A1 shares, and 3.00% for Investor Class shares per the November 1, 2016 prospectus. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 2.51% for Class I shares and 2.36% for Class R shares per the March 3, 2015 prospectus. Class A and Class A1 shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is March 11, 2015.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index or benchmark.

The Fund’s top industry sector and investment type as of December 31, 2016 are as follows:

Industry Sector/lnvestment Type	% of Net Assets
Common Stocks
Consumer, Cyclical	21.0%
Consumer, Non-cyclical	19.5%
Communications	14.3%
Energy	14.0%
Basic Materials	13.6%
Financial	13.4%
Utilities	12.5%
Technology	12.0%
Industrial	5.2%
Short Term Investment	2.6%
Liabilities in Excess of Other Assets	(28.1)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

HCM Income Plus Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmark:

Annualized
Inception** -
December 31, 2016
HCM Income Plus Fund – Class A	0.18%
HCM Income Plus Fund – Class A with load	(5.58)%
HCM Income Plus Fund – Investor Class	0.20%
Bloomberg Barclays US Aggregate Bond Index	(1.14)%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before fee waiver and expense reimbursements, are 1.89% for Class A shares, 2.64% for Investor Class shares, per the November 1, 2016 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases. For performance information current to the most recent month-end, please call toll-free 1-855-969-8464.

**	Inception date is November 9, 2016.

The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. The index includes Treasury securities, Government agency bonds, Mortgage-backed bonds, Corporate bonds, and a small amount of foreign bonds traded in the U.S.

The Fund’s top industry sector and investment type as of December 31, 2016 are as follows:

Industry Sector/lnvesment Type	% of Net Assets
Exchange Traded Funds
Debt Funds	58.8%
Equity Funds	23.0%
Asset Allocation Fund	16.0%
Short Term Investment	2.1%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value
	COMMON STOCKS - 32.1%
	AGRICULTURE - 0.6%
5,102	Archer-Daniels-Midland Co.	$232,906

	AIRLINES - 3.1%
3,231	Alaska Air Group , Inc.	286,687
5,834	American Airlines Group , Inc.	272,389
5,631	Southwest Airlines co.	280,649
4,104	United Continental Holdings. *	299,100
		1,138,825
	APPAREL - 0.5%
4,678	Michael Kors Holdings Ltd *	201,060

	AUTO PARTS & EQUIPMENT - 0.6%
6,752	General Motors Co.	235,240

	BIOTECHNOLOGY - 0.6%
2,846	Gilead Sciences, Inc.	203,802

	CHEMICALS - 2.7%
3,284	Eastman Chemical Co.	246,990
2,709	LyondellBasell Industries N.V.	232,378
4,190	The Dow Chemical Co.	239,752
8,763	The Mosaic Co.	257,019
		976,139
	COMMERCIAL SERVICES - 0.8%
2,736	United Rentals, Inc. *	288,867

	COMPUTERS - 1.9%
14,104	HP, Inc.	209,303
6,313	NetApp, Inc.	222,660
3,711	Western Digital Corp.	252,162
		684,125
	DIVERSIFIED FINANCIAL SERVICES - 2.7%
3,423	American Express Co.	253,576
2,136	Ameriprise Financial, Inc.	236,968
6,003	Franklin Resources, Inc.	237,599
6,773	The Charles Schwab Corporation	267,330
		995,473
	ELECTRIC - 2.6%
4,619	Ameren Corp.	242,313
6,858	Exelon Corp.	243,390
5,406	Public Service Enterprise, Inc.	237,215
18,567	The AES Corp.	215,749
		938,667

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares		Fair Value
	ENERGY-ALTERNATE SOURCES - 0.5%
5,544	First Solar, Inc. *	$177,907

	FOOD - 1.2%
7,619	The Kroger Co.	262,932
2,999	Tyson Foods, Inc.	184,978
		447,910
	FOREST PRODUCTS & PAPER - 0.7%
4,726	International Paper Co.	250,762

	GAS - 0.7%
9,860	CenterPoint Energy, Inc.	242,950

	HEALTHCARE - SERVICES - 2.0%
1,807	Anthem, Inc.	259,792
2,953	HCA Holdings, Inc. *	218,581
2,623	Quest Diagnostics, Inc.	241,054
		719,427
	INSURANCE - 0.7%
1,530	Berkshire Hathaway, Inc.*	249,359

	OIL & GAS - 3.6%
5,220	Marathon Petroleum Corp.	262,827
2,720	Phillips 66	235,035
2,685	Tesoro Corp.	234,803
21,904	Transocean Ltd.*	322,865
4,030	Valero Energy Corp.	275,330
		1,330,860
	PHARMACEUTICALS - 0.4%
3,110	Mallinckrodt PLC, Inc. *	154,940

	RETAIL - 2.4%
5,802	Best Buy Co., Inc.	247,571
4,965	Kohl’s Corp.	245,172
9,781	The Gap, Inc.	219,486
3,076	Wal-Mart Stores, Inc.	212,613
		924,842
	SEMICONDUCTORS - 0.7%
12,441	Micron Technology, Inc. *	272,707

See accompanying notes to financial statements.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares		Fair Value
	TELECOMMUNICATIONS - 3.1%
5,639	AT&T, Inc.	$239,827
8,139	CenturyLink, Inc.	193,545
54,733	Frontier Communications Corp.	184,998
4,831	Level 3 Communications, Inc. *	272,275
4,393	Verizon Communications, Inc.	234,498
		1,125,143

	TOTAL COMMON STOCKS (Cost $10,426,143)	11,791,911

	EXCHANGE TRADED FUNDS - 66.9%
	EQUITY FUNDS - 66.9%
51,444	iShares Dow Jones U.S. Energy ETF	2,136,984
35,050	Powershares QQQ Trust Series 1	4,152,724
122,614	ProShares Ultra S&P500	9,335,830
104,194	ProShares Ultra QQQ	8,973,187
	TOTAL EXCHANGE TRADED FUNDS (Cost $21,629,387)	24,598,725

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND - 1.1%
404,637	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.08% + (Cost $404,637)	404,637

	TOTAL INVESTMENTS - 100.1% (Cost $32,460,167) (a)	$36,795,273
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(27,657)
	NET ASSETS - 100.0%	$36,767,616

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,189,605 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$4,793,691
Unrealized Depreciation:	(1,188,003)
Net Unrealized Appreciation:	$3,605,688

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

*	Non-income producing security.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value
	COMMON STOCKS - 125.5%
	AGRICULTURE - 7.4%
58,055	Altria Group, Inc. ^	$3,925,679
85,504	Archer-Daniels-Midland Co. ^	3,903,258
37,670	Philip Morris Internationl, Inc.	3,446,428
		11,275,365
	AIRLINES - 6.0%
53,719	Alaska Air Group, Inc.	4,766,487
90,942	Delta Air Lines, Inc.	4,473,437
		9,239,924
	AUTO MANUFACTURER - 5.0%
301,899	Ford Motor Co.	3,662,035
113,208	General Motors Co. ^	3,944,167
		7,606,202
	BIOTECHNOLOGY - 4.4%
22,332	Amgen, Inc.	3,265,162
47,292	Gilead Sciences, Inc. ^	3,386,580
		6,651,742
	CHEMICALS - 13.6%
149,481	CF Industries Holdings, Inc. ^	4,705,662
45,001	LyondellBasell Industries N.V. ^	3,860,186
68,653	The Dow Chemical Co. ^	3,928,325
53,887	Eastman Chemical Co.	4,052,841
145,916	The Mosaic Co. ^	4,279,716
		20,826,730
	COMPUTERS - 9.9%
237,246	HP, Inc. ^	3,520,731
104,376	NetApp, Inc.	3,681,341
96,371	Seagate Technology PLC ^	3,678,481
62,266	Western Digital Corp. ^	4,230,975
		15,111,528
	DIVERSIFIED FINANCIAL SERVICE - 7.7%
36,078	Ameriprise Financial, Inc.	4,002,493
116,725	Invesco Ltd.	3,541,436
254,147	Navient Corp.	4,175,635
		11,719,564
	ELECTRIC - 9.9%
46,615	Duke Energy Corp.	3,618,256
111,712	Exelon Corp.	3,964,659
108,310	PPL Corp.	3,687,955
88,760	Public Service Enterprise Group, Inc.	3,894,789
		15,165,659
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
68,136	Emerson Electric Co. ^	3,798,582

	GAS - 2.6%
160,143	Centerpoint Energy, Inc.	3,945,924

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares		Fair Value
	HEALTHCARE - SERVICES - 5.4%
29,309	Anthem, Inc.	$4,213,755
43,575	Quest Diagnostics Inc. ^	4,004,543
		8,218,298
	INSURANCE - 2.8%
80,736	MetLife, Inc.	4,350,863

	OFFICE & BUSINESS EQUIPMENT - 2.0%
206,284	Pitney Bowes, Inc. ^	3,133,454

	OIL & GAS - 11.3%
53,976	Helmerich & Payne, Inc. ^	4,177,742
88,716	Marathon Petroleum Corp	4,466,851
45,599	Tesoro Corp	3,987,633
67,618	Valero Energy Corp	4,619,662
		17,251,888
	PHARMACEUTICALS - 2.4%
58,492	AbbVie, Inc. ^	3,662,769

	PIPELINES - 2.7%
72,038	ONEOK, Inc.	4,135,702

	RETAIL - 10.0%
93,936	Best Buy Co., Inc. ^	4,008,249
83,489	Kohls Corp. ^	4,122,686
160,121	The Gap, Inc.	3,593,115
51,154	Wal-Mart Stores, Inc.	3,535,764
		15,259,814
	SAVINGS & LOANS - 2.9%
228,775	People’s United Financial, Inc.	4,429,084

	TELECOMMUNICATIONS - 14.3%
90,956	AT&T, Inc.	3,868,359
134,398	CenturyLink, Inc.	3,195,984
117,018	Cisco Systems, Inc.	3,536,284
900,198	Frontier Communications Corp.	3,042,669
78,410	Level 3 Communications, Inc. *	4,419,188
71,524	Verizon Communications, Inc.	3,817,951
		21,880,435
	TRANSPORTATION - 2.7%
54,963	Ryder System, Inc.	4,091,446

	TOTAL COMMON STOCKS (Cost $174,554,741)	191,754,973

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Shares		Fair Value
	SHORT-TERM INVESTMENT - 2.6%
	MONEY MARKET FUND - 2.6%
3,922,288	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.08% + (Cost $3,922,288)	$3,922,288

	TOTAL INVESTMENTS - 128.1% (Cost $178,477,029) (a)	$195,677,261
	LIABILITIES IN EXCESS OF OTHER ASSETS - (28.1)%	(42,877,312)
	NET ASSETS - 100.0%	$152,799,949

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $179,762,036 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$20,674,826
Unrealized Depreciation:	(4,759,601)
Net Unrealized Appreciation:	$15,915,225

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

*	Non-income producing security.

^	All or a portion of this security is segregated as collateral for the Line of Credit as of December 31, 2016. These securities amounted to $43,092,908.

N.V. - Naamloze Vennootschap.

PLC - Public Limited Company.

See accompanying notes to financial statements.

HCM INCOME PLUS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.8%
	ASSET ALLOCATION FUND - 16.0%
111,160	SPDR Bloomberg Barclays Convertible Securities ETF	$5,074,454

	DEBT FUNDS 58.8%
46,997	iShares Core U.S. Aggregate Bond ETF	5,078,496
65,228	iShares iBoxx $ High Yield Corporate Bond ETF	5,645,483
76,620	iShares US Preferred Stock ETF	2,851,030
184,791	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,115,015
		18,690,024
	EQUITY FUNDS 23.0%
120,210	ALPS Sector Dividend Dogs ETF	5,057,235
18,540	iShares US Utilities ETF	2,258,728
		7,315,963

	TOTAL EXCHANGE TRADED FUNDS (Cost $31,075,503)	31,080,441

	SHORT-TERM INVESTMENT - 2.1%
	MONEY MARKET FUND - 2.1%
682,996	BlackRock Liquidity Funds FedFund Portfolio, Institutional Shares, 0.08% + (Cost $682,996)	682,996

	TOTAL INVESTMENTS - 99.9% (Cost $31,758,499) (a)	$31,763,437
	OTHER ASSETS LESS LIABILITIES - 0.1%	33,591
	NET ASSETS - 100.0%	$31,797,028

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $31,758,499 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$100,036
Unrealized Depreciation:	(95,098)
Net Unrealized Appreciation:	$4,938

+	Money market fund; interest rate reflects seven-day effective yield on December 31, 2016.

ETF - Exchange Traded Fund.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund
ASSETS
Investment securities:
At cost	$32,460,167	$178,477,029	$31,758,499
At fair value	$36,795,273	$195,677,261	$31,763,437
Receivable for Fund shares sold	32,911	51,072	806
Dividends and interest receivable	12,949	356,720	76,064
Prepaid expenses	3,604	14,932	—
TOTAL ASSETS	36,844,737	196,099,985	31,840,307

LIABILITIES
Line of Credit Payable	—	43,092,908	—
Payable for Fund shares redeemed	9,404	12,925	—
Investment advisory fees payable	38,332	151,632	4,491
Distribution (12b-1) fees payable	8,229	40,079	5,702
Payable to related parties	4,442	—	15,585
Accrued expenses and other liabilities	16,714	2,492	17,501
TOTAL LIABILITIES	77,121	43,300,036	43,279
NET ASSETS	$36,767,616	$152,799,949	$31,797,028

Net Assets Consist Of:
Paid in capital
($0 par value, unlimited shares authorized)	$35,513,933	$136,464,459	$31,873,740
Undistributed net investment loss	(130,133)	(128,573)	(4,872)
Accumulated net realized loss from security transactions	(2,951,290)	(736,169)	(76,778)
Net unrealized appreciation on investments	4,335,106	17,200,232	4,938
NET ASSETS	$36,767,616	$152,799,949	$31,797,028

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2016

	HCM Tactical		HCM Dividend		HCM Income Plus
	Growth Fund		Sector Plus Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$36,208,808		$138,441,222		$31,797,018
Shares of beneficial interest outstanding	3,562,051		11,412,034		3,191,330
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.17		$12.13		$9.96
Maximum offering price per share (maximum sales charge of 5.75%)	$10.79		$12.87		$10.57

Class I Shares:
Net Assets	$10		$13
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.18	*	$12.13	*

Class R Shares:
Net Assets	$10		$13
Shares of beneficial interest outstanding	1		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.18	*	$12.13	*

Class A1 Shares:
Net Assets			$400,117
Shares of beneficial interest outstanding			32,971
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)			$12.14
Maximum offering price per share (maximum sales charge of 5.75%)			$12.88

Investor Class Shares:
Net Assets	$558,788		$13,958,584		$10
Shares of beneficial interest outstanding	55,542		1,159,092		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.06		$12.04		$9.96	*

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%

*	NAV may not recalculate due to rounding of shares.

See accompanying notes to financial statements.

The HCM Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended and Period Ended December 31, 2016

	HCM Tactical	HCM Dividend	HCM Income Plus
	Growth Fund	Sector Plus Fund	Fund *
INVESTMENT INCOME
Dividends	$198,362	$2,808,773	$230,477
Interest	210	3,907	319
TOTAL INVESTMENT INCOME	198,572	2,812,680	230,796

EXPENSES
Investment advisory fees	177,576	726,569	23,488
Distribution (12b-1) fees:
Class A	34,894	138,025	6,190
Class A1		13
Investor Class	2,485	37,277	—
Interest Expense on line of credit fees	—	351,486	—
Administrative services fees	18,769	35,478	5,030
Registration fees	17,649	17,649	8,043
Accounting services fees	12,766	14,768	4,331
Transfer agent fees	8,490	8,570	4,890
Audit fees	8,064	7,058	3,298
Printing and postage expenses	5,016	8,057	3,298
Compliance officer fees	3,815	7,943	3,298
Legal fees	8,061	6,082	3,298
Trustees fees and expenses	5,056	5,044	2,198
Custodian fees	2,519	4,934	1,319
Non 12b-1 shareholder servicing	3,133	5,049	—
Insurance expense	654	1,609	440
Other expenses	1,270	3,536	879
TOTAL EXPENSES	310,217	1,379,147	70,000
Plus: Expenses recaptured by the Adviser	—	10,194	—
Less: Expenses waived by the Adviser	(25,070)	—	(18,997)

NET EXPENSES	285,147	1,389,341	51,003
NET INVESTMENT INCOME (LOSS)	(86,575)	1,423,339	179,793

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	938,073	7,039,707	(76,778)
Net change in unrealized appreciation on investments	3,367,544	11,546,896	4,938

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	4,305,617	18,586,603	(71,840)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,219,042	$20,009,942	$107,953

*	The HCM Income Plus Fund commenced operations on November 9, 2016.

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment loss	$(86,575)	$(20,085)
Net realized gain (loss) from security transactions	938,073	(2,862,371)
Distributions of realized gains from underlying investment companies	—	5,555
Net change in unrealized appreciation on investments	3,367,544	757,943
Net increase (decrease) in net assets resulting from operations	4,219,042	(2,118,958)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(373,479)
Investor Class	—	(6,225)
Class R	—	— +
Class I	—	— +
Net decrease in net assets resulting from distributions to shareholders	—	(379,704)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,068,822	15,411,877
Investor Class	228,440	562,010
Net asset value of shares issued in reinvestment of distributions:
Class A	—	220,797
Investor Class	—	6,225
Class R	—	— +
Class I	—	— +
Redemption fee proceeds:
Class A	1,750	4,053
Investor Class	12	64
Payments for shares redeemed:
Class A	(5,642,191)	(11,834,029)
Investor Class	(191,935)	(106,351)
Net increase in net assets resulting from shares of beneficial interest	6,464,898	4,264,646

TOTAL INCREASE IN NET ASSETS	10,683,940	1,765,984

NET ASSETS
Beginning of Period	26,083,676	24,317,692
End of Period *	$36,767,616	$26,083,676
* Includes undistributed net investment loss of:	$(130,133)	$(43,558)

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Tactical Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	1,224,535	1,754,543
Shares Reinvested	—	24,397
Shares Redeemed	(593,378)	(1,351,688)
Net increase in shares of beneficial interest outstanding	631,157	427,252

Investor Class:
Shares Sold	23,968	63,923
Shares Reinvested	—	690
Shares Redeemed	(20,515)	(12,525)
Net increase in shares of beneficial interest outstanding	3,453	52,088

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
FROM OPERATIONS
Net investment income	1,423,339	$1,408,849
Net realized gain (loss) from security transactions	7,039,707	(1,922,396)
Net change in unrealized appreciation on investments	11,546,896	6,786,414
Net increase in net assets resulting from operations	20,009,942	6,272,867

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(5,449,376)	(1,025,924)
Class I	(1)	—	+
Class R	(1)	—	+
Class A1	(1)	—	+
Investor Class	(551,123)	(50,826)
From net investment income:
Class A	(2,156,142)	(571,302)
Class I	— +	—	+
Class R	— +	—	+
Class A1	— +	—	+
Investor Class	(189,586)	(22,930)
Net decrease in net assets resulting from distributions to shareholders	(8,346,224)	(1,670,982)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	62,090,417	52,998,922
Class A1	408,505	—
Investor Class	9,693,282	3,543,647
Net asset value of shares issued in reinvestment of distributions:
Class A	4,535,230	826,342
Class I	1	—	+
Class R	1	—	+
Class A1	1	—	+
Investor Class	736,957	70,189
Redemption fee proceeds:
Class A	7,661	17,420
Class I	46	—
Investor Class	413	824
Payments for shares redeemed:
Class A	(15,684,977)	(18,867,134)
Investor Class	(284,554)	(490,700)
Net increase in net assets resulting from shares of beneficial interest	61,502,977	38,099,510

TOTAL INCREASE IN NET ASSETS	73,166,695	42,701,395

NET ASSETS
Beginning of Period	79,633,254	36,931,859
End of Period *	$152,799,949	$79,633,254
* Includes undistributed net investment income (loss) of:	$(128,573)	$793,816

+	Amount represents less than $0.50

See accompanying notes to financial statements.

The HCM Dividend Sector Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2016	Year Ended
	(Unaudited)	June 30, 2016
SHARE ACTIVITY
Class A:
Shares Sold	5,296,264	5,228,676
Shares Reinvested	368,119	87,259
Shares Redeemed	(1,321,469)	(1,886,123)
Net increase in shares of beneficial interest outstanding	4,342,914	3,429,812

Class A1:
Shares Sold	32,970	—
Net increase in shares of beneficial interest outstanding	32,970	—

Investor Class:
Shares Sold	815,139	349,984
Shares Reinvested	60,209	7,420
Shares Redeemed	(24,698)	(48,963)
Net increase in shares of beneficial interest outstanding	850,650	308,441

See accompanying notes to financial statements.

The HCM Income Plus Fund
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
December 31, 2016 *
(Unaudited)
FROM OPERATIONS
Net investment income	$179,793
Net realized loss from security transactions	(76,778)
Net change in unrealized appreciation on investments	4,938
Net increase in net assets resulting from operations	107,953

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(184,665)
Net decrease in net assets resulting from distributions to shareholders	(184,665)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	32,652,045
Investor Class	10
Net asset value of shares issued in reinvestment of distributions:
Class A	102,176
Redemption fee proceeds:
Class A	5,168
Payments for shares redeemed:
Class A	(885,659)
Net increase in net assets resulting from shares of beneficial interest	31,873,740

TOTAL INCREASE IN NET ASSETS	31,797,028

NET ASSETS
Beginning of Period	—
End of Period *	$31,797,028
* Includes undistributed net investment loss of:	$(128,573)

SHARE ACTIVITY
Class A:
Shares Sold	3,269,634
Shares Reinvested	10,228
Shares Redeemed	(88,532)
Net increase in shares of beneficial interest outstanding	3,191,330

Investor Class:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

*	The HCM Income Plus Fund commenced operations on November 9, 2016.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$8.75		$9.71		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.00	) (9)	0.01
Net realized and unrealized gain (loss) on investments	1.45		(0.83)		(0.29)
Total from investment operations	1.42		(0.83)		(0.28)
Less distributions from:
Net investment income	—		—		(0.01)
Net realized gains	—		(0.13)		—
Total distributions	—		(0.13)		(0.01)
Paid-in-Capital From Redemption Fees (9)	0.00		0.00		0.00
Net asset value, end of period	$10.17		$8.75		$9.71
Total return (3)	16.23	% (8)	(8.55)%		(2.77	)% (8)
Net assets, at end of period (000s)	$36,209		$25,631		$24,318
Ratio of gross expenses to average net assets (4)(5)(6)	2.17%		2.26%		2.52%
Ratio of net expenses to average net assets (5)(6)	1.99%		1.99%		1.99%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(0.59)%		(0.04)%		0.15%
Portfolio Turnover Rate	33	% (8)	238%		247	% (8)

(1)	The HCM Tactical Growth Fund’s Class A shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended	Period Ended
Class I	(Unaudited)		June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$8.76		$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.07	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.41		(0.90)	(0.28)
Total from investment operations	1.42		(0.83)	(0.28)
Less distributions from:
Net realized gains	—		(0.13)	—
Total distributions	—		(0.13)	—
Net asset value, end of period	10.18		$8.76	$9.72
Total return (3)	16.21	% (8)	(8.54)%	(2.80	)% (8)
Net assets, at end of period (000s) (9)	10		$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	1.92%		2.01%	2.27%
Ratio of net expenses to average net assets (5)(6)	1.74%		1.74%	1.74%
Ratio of net investment loss
to average net assets (5)(6)(7)	(0.84)%		(0.29)%	(0.10)%
Portfolio Turnover Rate	33	% (8)	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class I shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended	Period Ended
Class R	(Unaudited)		June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$8.76		$9.72	$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.10	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.41		(0.93)	(0.28)
Total from investment operations	1.42		(0.83)	(0.28)
Less distributions from:
Net realized gains	—		(0.13)	—
Total distributions	—		(0.13)	—
Net asset value, end of period	10.18		$8.76	$9.72
Total return (3)	16.21	% (8)	(8.54)%	(2.80	)% (8)
Net assets, at end of period (000s) (9)	10		$9	$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.02%		2.11%	2.37%
Ratio of net expenses to average net assets (5)(6)	1.84%		1.84%	1.84%
Ratio of net investment income to average net assets (5)(6)(7)	(0.74)%		(0.19)%	0.00%
Portfolio Turnover Rate	33	% (8)	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Class R shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Tactical Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended
December 31, 2016	Year Ended	Period Ended
Investor Class	(Unaudited)	June 30, 2016	June 30, 2015 (1)
Net asset value, beginning of period	$8.69	$9.72	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.07)	(0.09)	0.00	(10)
Net realized and unrealized gain (loss) on investments	1.44	(0.81)	(0.28)
Total from investment operations	1.37	(0.90)	(0.28)
Less distributions from:
Net realized gains	—	(0.13)	—
Total distributions	—	(0.13)	—
Paid-in-Capital From Redemption Fees	0.00	(10)	0.00	(10)	—
Net asset value, end of period	10.06	$8.69	$9.72
Total return (3)	15.77	% (8)	(9.26)%	(2.80	)% (8)
Net assets, at end of period (000s)	559	$453	$10	(9)
Ratio of gross expenses to average net assets (4)(5)(6)	2.92%	3.01%	3.27%
Ratio of net expenses to average net assets (5)(6)	2.74%	2.74%	2.74%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	(1.84)%	(1.09)%	0.90%
Portfolio Turnover Rate	33	% (8)	238%	247	% (8)

(1)	The HCM Tactical Growth Fund’s Investor Class shares commenced operations on July 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

(10)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended		Period Ended
Class A	(Unaudited)		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.15		0.27		0.06
Net realized and unrealized gain on investments	1.88		0.71		0.09
Total from investment operations	2.03		0.98		0.15
Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	—
Net asset value, end of period	12.13		$10.80		$10.15
Total return (3)	18.72	% (8)	10.11%		1.50	% (8)(12)
Net assets, at end of period (000s)	138,441		$76,321		$36,932
Ratio of gross expenses to average net assets (4)(5)(6)	2.28%		2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)	2.30%		2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.46%		2.70%		1.76%
Portfolio Turnover Rate	45	% (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended		Period Ended
Class I	(Unaudited)		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.37		0.00	(9)
Net realized and unrealized gain on investments	1.85		0.61		0.15
Total from investment operations	2.03		0.98		0.15
Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.13		$10.80		$10.15
Total return (3)	18.72	% (8)	10.11%		1.50	% (8)(13)
Net assets, at end of period (000s) (12)	$13		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.28%		2.19	% (11)	2.38%
Ratio of net expenses to average net assets (5)(6)	2.30%		2.24	% (10)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	2.46%		2.70%		1.76%
Portfolio Turnover Rate	45	% (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class I shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended		Period Ended
Class R	(Unaudited)		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.39		0.00	(9)
Net realized and unrealized gain on investments	1.85		0.59		0.15
Total from investment operations	2.03		0.98		0.15
Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.13		$10.80		$10.15
Total return (3)	18.72	% (8)	10.11%		1.50	% (8)(13)
Net assets, at end of period (000s) (12)	$13		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.13%		2.04	% (11)	2.23%
Ratio of net expenses to average net assets (5)(6)	2.15%		2.09	% (10)	1.84%
Ratio of net investment income to average net assets (5)(6)(7)	2.31%		2.55%		1.61%
Portfolio Turnover Rate	45	% (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class R shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended		Period Ended
Class A1	(Unaudited)		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.80		$10.15		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.14)		0.36		0.00	(9)
Net realized and unrealized gain on investments	2.18		0.62		0.15
Total from investment operations	2.04		0.98		0.15
Less distributions from:
Net investment income	(0.20)		(0.12)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.70)		(0.33)		—
Net asset value, end of period	$12.14		$10.80		$10.15
Total return (3)	18.82	% (8)	10.11%		1.50	% (8)(13)
Net assets, at end of period (000s) (12)	$400		$11		$10
Ratio of gross expenses to average net assets (4)(5)(6)	2.43%		2.34	% (11)	2.53%
Ratio of net expenses to average net assets (5)(6)	2.45%		2.39	% (10)	2.14%
Ratio of net investment income to average net assets (5)(6)(7)	2.61%		2.85%		1.91%
Portfolio Turnover Rate	45	% (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Class A1 shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Dividend Sector Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	December 31, 2016		Year Ended		Period Ended
Investor Class	(Unaudited)		June 30, 2016		June 30, 2015 (1)
Net asset value, beginning of period	$10.74		$10.15		$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.18		0.00	(9)
Net realized and unrealized gain on investments	1.87		0.72		0.15
Total from investment operations	1.97		0.90		0.15
Less distributions from:
Net investment income	(0.17)		(0.10)		—
Net realized gains	(0.50)		(0.21)		—
Total distributions	(0.67)		(0.31)		—
Paid-in-Capital From Redemption Fees	0.00	(9)	0.00	(9)	—
Net asset value, end of period	12.04		$10.74		$10.15
Total return (3)	18.30	% (8)	9.25%		1.50	% (8)(13)
Net assets, at end of period (000s)	13,959		$3,313		$10	(12)
Ratio of gross expenses to average net assets (4)(5)(6)	3.03%		2.94	% (11)	3.13%
Ratio of net expenses to average net assets (5)(6)	3.04%		2.99	% (10)	2.74%
Ratio of net investment income to average net assets (5)(6)(7)	3.21%		3.44%		2.51%
Portfolio Turnover Rate (8)	45	% (8)	163%		54	% (8)

(1)	The HCM Dividend Sector Plus Fund’s Investor Class shares commenced operations on March 11, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.

(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods

(12)	Actual net assets, not truncated.

(13)	Had the Adviser not waived a portion of its expenses, total returns would have been lower.

See accompanying notes to financial statements.

HCM Income Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
December 31, 2016 (1)
Class A	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.11
Net realized and unrealized loss on investments	(0.09)
Total from investment operations	0.02
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Paid-in-Capital From Redemption Fees	0.00 (9)
Net asset value, end of period	9.96
Total return (3)(8)	0.18%
Net assets, at end of period (000s)	31,797
Ratio of gross expenses to average net assets (4)(5)(6)	2.73%
Ratio of net expenses to average net assets (5)(6)	1.99%
Ratio of net investment income to average net assets (5)(6)(7)	7.02%
Portfolio Turnover Rate (8)	19%

(1)	The HCM Income Plus Fund’s Class A shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

HCM Income Plus Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
December 31, 2016 (1)
Investor Class	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized loss on investments	(0.03)
Total from investment operations	0.02
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Paid-in-Capital From Redemption Fees	0.00	(9)
Net asset value, end of period	9.96
Total return (3)(8)	0.20%
Net assets, at end of period	10	(10)
Ratio of gross expenses to average net assets (4)(5)(6)	3.48%
Ratio of net expenses to average net assets (5)(6)	2.74%
Ratio of net investment income to average net assets (5)(6)(7)	3.58%
Portfolio Turnover Rate (8)	19%

(1)	The HCM Income Plus Fund’s Investor Class shares commenced operations on November 9, 2016.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Annualized for periods less than one year.

(6)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Amount represents less than $0.005 per share.

(10)	Actual net assets, not truncated.

See accompanying notes to financial statements.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2016

1.	ORGANIZATION

The HCM Tactical Growth Fund (“HTGF”), HCM Dividend Sector Plus Fund (“HDSPF”), and HCM Income Plus (“HIP”) (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. HTGF and HDSPF investment objective is to seek long-term capital appreciation. HIP’s investment objective is to seek total return. HTGF commenced operations on July 30, 2014. HDSPF commenced operations on March 11, 2015. HIP commenced operations on November 9, 2016.

HTGF, HDSPF and HIP offer Class A and Investor Class shares. HTGF and HDSPF also offer Class I and Class R shares. HDSPF also offers Class A1 shares. Class I and Class R shares are not currently available for sale. Class I, Class R and Investor Class shares are offered at net asset value. Class A and Class A1 shares are offered at net asset value plus a maximum sales charge of 5.75%. HTGF’s Investor Class shares were formerly known as Class C shares. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on the NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments in open-end investment non-exchange traded companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end non-exchange traded investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using each following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for each Fund’s assets measured at fair value:

HCM Tactical Growth Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,791,911	$—	$—	$11,791,911
Exchange Traded Funds	24,598,725	—	—	24,598,725
Short-Term Investment	404,637	—	—	404,637
Total	$36,795,273	$—	$—	$36,795,273

HCM Dividend Sector Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$191,754,973	$—	$—	$191,754,973
Short-Term Investment	3,922,288	—	—	3,922,288
Total	$195,677,261	$—	$—	$195,677,261

HCM Income Plus Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,080,441	$—	$—	$31,080,441
Short-Term Investment	682,996	—	—	682,996
Total	$31,763,437	$—	$—	$31,763,437

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of the Fund. Dividends and distributions to shareholders are recorded on ex-dividend date.

Credit Facility – HDSPF has entered into a revolving line of credit agreement with MUFG Union Bank, N.A. and BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is up to 33 1/3% of the

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

Fund’s daily market value. Borrowings under this agreement bear interest on the outstanding principal at a rate equal to the Interest Rate. In the event of default, all loans will bear interest at a rate equal to 5.00% in excess of the interest rate specified or 1M Libor plus 150 bps, per annum, on the principal balance outstanding. There is no maturity on the line of credit and can be recalled at any time. Average borrowings during the periods that the line of credit was in use and the average interest rate during the six months ended December 31, 2016 were $33,713,416 and 2.27%, respectively. The largest outstanding borrowing during the six months ended December 31, 2016 was $43,092,908. As of December 31, 2016, the Fund had $43,092,908 in borrowings outstanding.

Federal Income Taxes – The Funds have qualified and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded open since inception related to uncertain tax positions taken or expected to be taken in the Funds’ tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months and period ended December 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales
HCM Tactical Growth Fund	$15,408,901	$9,512,597
HCM Dividend Sector Plus Fund	138,455,409	65,715,359
HCM Income Plus Fund	35,667,073	4,514,792

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to advisory agreements with the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for HTGF and HDSPF and 0.95% for HIP. For the six months and period ended December 31, 2016, the Adviser earned management fees of $177,576, $736,763, and $23,488 for HTGF, HDSPF and HIP, respectively.

Pursuant to written contracts (the “Waiver Agreements”), the Adviser has agreed, at least until October 31, 2017 for HTGF and HDSPF, respectively, and until October 31, 2018 for HIP, to waive a portion of its advisory fee and has agreed to reimburse HTGF, HDSPF and HIP for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation expenses, not incurred in the ordinary course of each Fund’s business) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

				Class	Investor
	Class A	Class I	Class R	A1	Class
HTGF	1.99%	1.74%	1.84%	N/A	N/A
HDSPF	1.99%	1.99%	1.84%	2.14%	2.74%
HIP	1.99%	N/A	N/A	N/A	2.74%

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and each Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause the each Fund’s expenses to exceed the expense limitation then in place or in place at time of waiver. If either Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

arrangement upon 60 days written notice to the Adviser. During the six months and period ended December 31, 2016, the Adviser waived $25,070 in fees for HTGF and $18,997 for HIP.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	6/30/2018	6/30/2019
HTGF	$97,273	$68,934
HDSPF	$—	$—

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00% and 0.10% of the average daily net assets attributable to Class A, Investor Class and Class R shares, respectively, for HTGF, and 0.25%, 0.40%, 1.00%, 0.25% and 0.10% of the average daily net assets attributable to Class A, Class A1, Investor Class, Class I and Class R shares, respectively for HDSPF and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Class I and Class R shares are not currently accruing fees. During the six months and period ended December 31, 2016, pursuant to the Plans, distribution fees for Class A shares and Investor Class shares are as follows:

Portfolio	Class A	Class A1	Investor Class
HCM Tactical Growth Fund	$34,894	$—	$2,485
HCM Dividend Sector Plus Fund	138,025	13	37,277
HCM Income Plus Fund	6,190	—	—

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Fund’s shares. On sales of HDSPF’s Class A and Class A1 shares for the six months ended December 31, 2016, the Distributor received $23,820 and $0, respectively, from front-end sales charge of which $3,320 and $0, respectively, was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by either Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) - Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

HTGF currently invests a portion of its assets in the ProShares Ultra S&P500 (“ProShares”). The Fund may redeem its investment in ProShares at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of HTGF may be directly affected by the performance of ProShares. The financial statements of the ProShares, including the portfolio of investments, can be found at ProShare’s website, www.proshares.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2016, the percentage of HTGF’s net assets invested in ProShares was 25.4%.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the periods ended June 30, 2016 and June 30, 2015 was as follows:

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2016	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$379,704	$—	$—	$379,704
HCM Dividend Sector Plus Fund	1,670,982	—	—	1,670,982

For Fiscal Year Ended	Ordinary	Long-Term	Return of
6/30/2015	Income	Capital Gains	Capital	Total
HCM Tactical Growth Fund	$27,526	$—	$1,013	$28,539
HCM Dividend Sector Plus Fund	—	—	—	—

As of June 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
HCM Tactical Growth Fund	$—	$—	$(3,203,483)	$—	$—	$238,124	$(2,965,359)
HCM Dividend Sector Plus Fund	788,727	—	(485,284)	—	—	4,368,329	4,671,772

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (losses), and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for real estate investment trusts.

The HCM Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2016

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The HCM Tactical Growth Fund incurred and elected to defer such late year losses of $43,558.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
HCM Tactical Growth Fund	$3,159,925
HCM Dividend Sector Plus Fund	485,284

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses and short-term capital gains, the reclassification of Fund distributions, and tax adjustments for real estate investment trusts and C-Corporation return of capital distributions resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
HCM Tactical Growth Fund	$—	$(18,148)	$18,148
HCM Dividend Sector Plus Fund	(33,549)	(186,674)	220,223

7.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months and period ended December 31, 2016, HTGF, HDSPF, and HIP assessed $1,762, $8,120, and $5,168 respectively, in redemption fees.

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The HCM Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2016

As a shareholder of the HCM Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and/or redemptions of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 through December 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Actual	7/1/16	12/31/16	7/1/16 - 12/31/16	7/1/16 - 12/31/16
HCM Tactical Growth Fund - Class A	$1,000.00	$1,162.30	$10.85	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	1,162.10	9.48	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	1,162.10	10.03	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,157.70	14.90	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,187.20	9.43	1.71%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,188.20	10.26	1.86%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,187.20	9.43	1.71%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,187.20	8.60	1.56%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,183.00	8.58	2.44%

HCM Income Plus - Class A ***	1,000.00	1,001.80	1.75	1.25%
HCM Income Plus - Investor Class ***	1,000.00	1,002.00	2.80	2.00%

The HCM Funds

EXPENSE EXAMPLES (Unaudited)(Continued)

December 31, 2016

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period *	During Period**
Hypothetical	7/1/16	12/31/16	7/1/16 - 12/31/16	7/1/16 - 12/31/16
(5% return before expenses)
HCM Tactical Growth Fund - Class A	$1,000.00	$1,015.17	$10.11	1.99%
HCM Tactical Growth Fund - Class I	1,000.00	1,016.43	8.84	1.74%
HCM Tactical Growth Fund - Class R	1,000.00	1,015.93	9.35	1.84%
HCM Tactical Growth Fund - Investor Class	1,000.00	1,011.39	13.89	2.74%

HCM Dividend Sector Plus Fund - Class A	1,000.00	1,016.59	8.69	1.71%
HCM Dividend Sector Plus Fund - Class A1	1,000.00	1,015.83	9.45	1.86%
HCM Dividend Sector Plus Fund - Class I	1,000.00	1,016.59	8.69	1.71%
HCM Dividend Sector Plus Fund - Class R	1,000.00	1,017.34	7.93	1.56%
HCM Dividend Sector Plus Fund - Investor Class	1,000.00	1,012.91	7.91	2.44%

HCM Income Plus - Class A ***	1,000.00	1,018.91	6.35	1.25%
HCM Income Plus - Investor Class ***	1,000.00	1,015.13	10.15	2.00%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized

***	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (51) divided by the number of days in the fiscal year (365).

THE HCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

DECEMBER 31, 2016

Approval of Advisory Agreement – HCM Income Plus Fund

In connection with a meeting held on August 18th and 19th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, LLC (“HCM” or the “Adviser”) and the Trust, with respect to the HCM Income Plus Fund (“HCM IP” or the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to HCM IP and the Advisory Agreement.

The Trustees discussed the presentation and materials HCM provided. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the advisory agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the advisory agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of HCM’s investment personnel expected to manage the Fund and noted its satisfaction with the personnel’s significant financial industry experience in research, portfolio management, compliance, and marketing. The Board noted its familiarity with the firm, as it served as adviser to two other mutual funds in the Trust. The Trustees noted that HCM’s investment process consisted of a quantitative analysis of proprietary models of various securities and asset classes that it planned to utilize in creating and actively managing the Fund’s portfolio, which was expected to primarily consist of exchange traded funds. The Board noted its satisfaction with HCM’s risk management process, noting that the adviser employs an active risk management plan that reduces sector concentration risk through the regular monitoring of positions and the utilization of stop loss protection. The Board noted that HCM had recently added an experienced compliance professional to the firm and also utilized an outside compliance firm to assist in its compliance needs. The Board agreed that HCM has a detailed review process in place to monitor compliance with the Fund’s investment limitations. The Trustees acknowledged that HCM reported no material compliance or litigation issues over the past three years. The Board agreed that, in its service as adviser to the other HCM Funds, HCM has shown itself to have an experienced and talented investment team. The Trustees concluded that HCM can be expected to deliver high quality service to HCM IP and its future shareholders.

Performance. As the Fund had not yet commenced operations, the Board reviewed the performance of HCM DSP, a separate series of the Trust also advised by HCM, noting that HCM DSP had outperformed its benchmark, the S&P 500, for both the one year and since inception periods. The Board agreed that, while the time period was relatively short and the performance was that of a different strategy than was to be utilized by HCM IP, it showed that the adviser had the knowhow and experience necessary to craft a successful investment strategy. Therefore, the Board concluded that HCM has the potential to provide reasonable performance for the Fund and its future shareholders.

THE HCM FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

DECEMBER 31, 2016

Fees and Expenses. The Board noted that HCM had proposed an annual advisory fee of 0.95%, which was higher than the average fees of the Fund’s expected Morningstar category and its peer group, though within the ranges of each. The Board observed that the Fund’s estimated expense ratio was also higher than the peer group and Morningstar category averages, but within the ranges of each. The Board acknowledged that the proposed fee was lower than what the firm charged to individual clients for access to the firm’s by-line strategy. The Board concluded that, although the proposed advisory fee was higher than the peer averages, it was not unreasonable given the fact it was within the ranges of its peers and taking into account the nature of the strategy and additional research and resources it requires to execute.

Economies of Scale. The Board discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that, based on the anticipated size of the Fund, meaningful economies justifying breakpoints would not likely be realized during the initial term of the advisory agreement, but noted that a representative of HCM agreed to discuss the implementation of breakpoints as HCM IP grows and the firm may begin achieve economies of scale related to its operation. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with the operation of HCM IP provided by HCM. They observed that HCM expects to realize a modest profit both in terms of percentage of revenue and actual dollars over the initial two-year term of the advisory agreement, and noted the adviser’s statement that such projections were conservative in nature. The Board agreed that, even if the Fund’s asset levels outpaced the adviser’s expectations, it would likely not cause the HCM’s expected profitability to be unreasonably out of line related to the services provided to HCM IP. After further discussion, the Trustees concluded that HCM’s expected level of profitability was not excessive.

Conclusion. Having requested and received such information from HCM as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the proposed advisory fee was reasonable and that approval of the advisory agreement was in the best interests of the Trust and future shareholders of HCM IP.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER
Howard Capital Management, Inc.
555 Sun Valley Drive, Suite B-4
Roswell, Georgia 30076

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/ President

Date 3/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/ President

Date 3/10/17

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/10/17